Additional Information Required by the Argentine Central Bank (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Restricted Assets

As of December 31, 2018, the ability to freely dispose of the following assets is restricted, as follows:

Banco de Galicia y Buenos Aires S.A.U.

a)	Cash and Government Securities

	12.31.18	12.31.17	01.01.17
For transactions carried out at RO.F.EX.	379,006	345,717	782,773
For repo transactions haircuts	584,631	185,799	336,918
For debit / credit cards transactions	2,151,565	1,748,680	1,370,107
For attachments	211	326	188
Liquidity required to conduct transactions as agents at the C.N.V.	20,410	25,233	33,752
For the contribution to the M.A.E.’ s Joint Guarantee Fund (Fondo de Garantía Mancomunada)	260,210	20,970	20,016
Collaterals of Inter-American Development Bank’s credit lines	85,067	—	—
Guarantees under the Regional Economies Competitiveness Program (PROCER, as per its initials in Spanish)	165,665	301,965	279,224
For other transactions	11,953	11,524	10,928
b)	Special Guarantees Accounts

Special guarantee accounts have been opened at the Argentine Central Bank as collateral for transactions involving electronic clearing houses, checks for settling debts and other similar transactions as of the indicated dates, which amount to:

	12.31.18	12.31.17	01.01.17
Special Guarantees Accounts	5,188,169	5,329,804	4,285,315

c)	Deposits in favor of the Argentine Central Bank

	12.31.18	12.31.17	01.01.17
Unavailable deposits related to foreign exchange transactions	533	787	982
For custody and registrar agent of book-entry mortgage securities	—	—	4,164
Custody role of securities representing the investments in ANSES’s Sustainability Guarantee Fund (FGS, as per its initials in Spanish).	—	—	868,336

d)	Equity Investments

The account “Equity Investments” includes 1,222,406 non-transferable non-endorsable registered ordinary shares in Electrigal S.A., the transfer of which is subject to approval by the national authorities, according to the terms of the previously executed concession contract.

e)	Contributions to Garantizar S.G.R.’s Risk Fund

Banco de Galicia y Buenos Aires S.A.U., in its capacity as sponsoring partner of Garantizar S.G.R.’s Risk Fund, is committed to maintaining the contributions made to the fund for two (2) years.

	12.31.18	12.31.17	01.01.17
Contributions to the Fund	390,000	224,421	184,255

f)	Guarantees Granted for Direct Obligations

	12.31.18	12.31.17	01.01.17
PROPARCO’s credit lines	—	58,661	91,486
Credit Program granted to the province of San Juan	—	75,211	60,316
Global Credit Program for the Micro-, Small- and Medium-sized Companies	—	—	11,763
FMO’s credit lines	—	—	33,109

Financial assets were given as collateral as part of these agreements for loans borrowed by Banco Galicia related to first pledges.

Galicia Valores S.A.

	12.31.18	12.31.17	01.01.17
Liquidity required to conduct transactions as agents at the C.N.V.	9,568	6,792	7,232
Share of Mercado de Valores de Buenos Aires	—	—	3,961

Tarjeta Naranja S.A.

	12.31.18	12.31.17	01.01.17
Attachments in connection with lawsuits	1,803	1,688	521
Guarantees related to lease agreements	4,993	6,870	7,593
For transactions carried out at RO.F.EX.	—	—	216,577

Galicia Administradora de Fondos S.A.

	12.31.18	12.31.17	01.01.17
Liquidity required to operate as agent for the management of collective investment products corresponding to mutual funds, as required by the C.N.V.(*)	9,094,885	4,504,899	2,118,935

Tarjetas del Mar S.A.

	12.31.18	12.31.17	01.01.17
Guarantees related to lease agreements(*)	—	—	171

Total restricted assets for the items stated in the subsidiaries mentioned above as of the indicated dates are as follows:

	12.31.18	12.31.17	01.01.17
Total Restricted Assets	18,348,669	12,849,347	10,728,622

Summary of Trust Activities
a)	Trust Contracts for Purposes of Guaranteeing Compliance with Obligations:

Purpose: In order to guarantee compliance with contractual obligations, the parties to these agreements have agreed to deliver to Banco de Galicia y Buenos Aires S.A.U., as fiduciary property, amounts to be applied according to the following breakdown:

Date of Contract	Trustor	Balances of Trust Funds	Maturity Date(1)
04.17.12	Exxon Mobil	5,310	04.19.19
04.29.13	Profertil	28	12.31.18
09.12.14	Coop. de Trab. Portuarios	1,033	09.12.20
04.14.16	Rios Belt	198	04.14.19
05.24.17	MSU	130	07.29.20
06.22.17	SACDE	1	06.22.20
06.28.17	Dist. Gas del Centro	258	12.31.18
07.19.17	Dist. Gas Cuyana	568	12.31.18
08.08.17	Dist. Gas del Centro	495	12.31.18

Total		8,021

(1)	These amounts shall be released monthly until settlement date of trustor obligations or maturity date, whichever occurs first.

b)	Financial Trust Contracts:

Purpose: To administer and exercise the fiduciary ownership of the trust assets until the redemption of debt securities and participation certificates:

Date of Contract	Trust	Balances of Trust Funds	Maturity Date(*)
12.06.06	Gas I	65,484	12.31.18
05.14.09	Gas II	5,545,230	12.31.22
02.10.11	Cag S.A.	421	12.31.18
06.08.11	Mila III	6,367	12.31.18
09.01.11	Mila IV	893	12.31.18
09.14.11	Cag S.A. II	638	12.31.18
02.13.14	Mila V	1,212	05.20.20
06.06.14	Mila VI	831	10.20.20
06.18.14	Red Surcos II	1,354	12.31.18
10.03.14	Mila VII	1,087	01.20.21
01.13.15	Red Surcos III	766	12.31.18
01.27.15	Mila VIII	4,417	06.15.21
05.18.15	Mila IX	4,074	09.15.21
08.24.15	Mila X	4,956	12.20.21
10.30.15	Mila XI	6,073	01.15.22
01.14.16	Mila XII	8,177	11.15.21
02.05.16	Red Surcos IV	900	12.31.18
05.13.16	Mila XIII	15,685	09.15.22
09.01.16	Mila XIV	17,252	01.31.23
10.27.16	Mila XV	23,714	03.31.23
01.10.17	Mila XVI	32,047	06.30.23
02.24.17	Mila XVII	52,113	09.30.23
05.29.17	Fedeicred Agro Series IV	121	12.31.18
06.12.17	Mila XVIII	62,932	01.31.24
06.21.17	Mas Cuotas Series VIII	743	12.31.18
08.16.17	Mas Cuotas Series IX	251	12.31.18
10.20.17	Mas Cuotas Series X	2,233	10.15.18
10.27.17	Mila XIX	450	05.31.24
02.16.18	Mila XX	88	09.30.24

Totals		5,860,509

(*)	Estimated date, since maturity date shall occur at the time of the distribution of all of trust assets.

Summary of Balances of the Mutual Funds

The balances of the Mutual Funds as of the indicated dates are detailed as follows:

Mutual Fund	12.31.18	12.31.17	01.01.17
FIMA Acciones	328,125	609,485	217,062
FIMA P.B. Acciones	718,431	1,688,067	562,550
FIMA Renta en pesos	245,333	776,359	440,492
FIMA Ahorro pesos	9,891,974	30,744,494	29,398,557
FIMA Renta Plus	145,308	546,213	455,650
FIMA Premium	29,475,771	14,909,786	13,137,998
FIMA Ahorro Plus	9,967,609	25,452,146	18,784,320
FIMA Capital Plus	205,069	559,840	1,035,146
FIMA Abierto PyMES	312,788	390,089	344,786
FIMA Mix I	6,686	243,453	279,123
FIMA Renta Dólares I (*)	7,373,261	18,284,933	4,137,019
FIMA Renta Dólares II (*)	1,554,263	6,153,642	4,238
FIMA Renta Fija Internacional	193,618	—	—
FIMA Acciones Latinoamericanas Dólares(*)	13,082	—	—

Total	60,431,318	100,358,507	68,796,941

(*)	Stated at the reference exchange rate of the U.S. Dollar set by the Argentine Central Bank. See Note 1.7.(b).

Summary of Compliance with Minimum Cash Requirements

As of December 31, 2018, the balances recorded as computable items are as follows:

	Currency					Government Securities
Item	$	US$		Euros(*)		$	US$
Checking Accounts at the Argentine Central Bank	40,110,751	1,783,087	(1)	15	(3)	—	—
Special Guarantees Accounts at the Argentine Central Bank	4,730,689	12,100	(2)	—		—	—
Argentine Treasury Bonds in Pesos at Fixed Rate Due November 2020	8,755,174	—		—		—	—
Liquidity Bills	20,804,813	—		—		—	—
60 EM Subaccount in CRYL (Center of Registration and Settlement) of Government Securities and Debt Instruments Issued by the Argentine Central Bank	—	—		—		1,032,796	364	(4)

Total Computable Items to Meet Minimum Cash Requirements	74,401,427	1,795,187		15		1,032,796	364

(*)	Stated in thousands of US$.
(1)	Equivalent to $67,415,488.
(2)	Equivalent to $457,480.
(3)	Equivalent to $580.
(4)	Equivalent to $13,876.

Schedule of Shareholders' Equity

Shareholders’ equity under the rules of the Argentine Central Bank comprise the following captions:

12.31.18
Share Capital	1,426,765
Additional paid in Capital	10,951,132
Adjustments to Shareholders´equity	278,131
Legal reserve	340,979
Distribuitable reserves	25,103,198
Non distributable reserves	2,770,380
Profit for the year	14,427,034

Total Shareholder’s equity under the rules of the Argentine Central Bank	55,297,619

Schedule of Plan for Distribution of Profit

Plan for the distribution of profits under the rules of the Argentine Central Bank comprise the following captions:

Unappropriated Retained Income(1)	42,357,973
To Special Reserve “First-time Application of IFRS”(2)	2,827,741
Subtotal	39,530,232
Distributable Amount	39,530,232
Distributed Income
To Discretionary Reserve	12,427,034
To Cash Dividends	2,000,000
To Common Shares (140.1773% of $1,426,765)	2,000,000
Unappropriated Retained Income(3)	37,530,232

(1)	It includes Unappropiated Retained Earnings, plus Discretionary Reserve, less purchase of minority interest.
(2)

According to the provisions of Communiqué “A” 6618, such reserve, which includes the amount of income resulting from the first-time application of IFRS, shall be set at the first Shareholders’ Meeting to be held after fiscal year-end.

(3)	Relates to the Discretionary Reserve for Future Distributions of Profits.